Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,214	$--	$(34)	$1,180
Limited-term bond fund	546	--	(20)	526
	$1,760	$--	$(54)	$1,706
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,170	$--	$(11)	$1,159
Limited-term bond fund	538	--	(17)	521
	$1,708	$--	$(28)	$1,680

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2014
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Short-term bond fund	1	$--	$--	$1,180	$(34)	$1,180	$(34)
Limited-term bond fund	1	--	--	526	(20)	526	(20)
Total	2	$--	$--	$1,706	$(54)	$1,706	$(54)
	December 31, 2013
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Short-term bond fund	1	$1,159	$(11)	$--	$--	$1,159	$(11)
Limited-term bond fund	1	--	--	521	(17)	521	(17)
Total	2	$1,159	$(11)	$521	$(17)	$1,680	$(28)